CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current Assets
Cash and cash equivalents	$ 161,750,425	$ 338,880,559
Time deposits	497,676,069	537,478,040
Short term investments	267,830,790	76,048,594
Accounts receivable, net of allowance for doubtful accounts	100,270,436	125,115,842
Inventories	250,728,260	243,295,512
Prepayments and other current assets	21,469,418	36,369,275
Total Current Assets	1,299,725,398	1,357,187,822
Property, plant and equipment, net	177,596,563	178,327,361
Intangible assets, net	44,068,061	53,258,871
Land use rights, net	28,458,944	32,204,342
Equity method investment	16,725,513	15,428,028
Prepayments for investments in equity securities	0	10,812,893
Long term equity investments	10,812,893
Loan receivable	35,642,340	39,942,591
Goodwill	308,509,397	313,588,803
Other non-current assets	16,319,388	9,227,970
Consolidated total assets	1,937,858,497	2,009,978,681
Current Liabilities
Accounts payable	6,262,256	11,404,642
Income tax payable	13,303,085	11,010,347
Other payables and accrued expenses	99,743,350	99,933,793
Total Current Liabilities	119,308,691	122,348,782
Deferred income	2,300,428	2,824,212
Non-current income tax payable	24,905,728	26,899,038
Other liabilities	16,491,793	13,203,485
Total Liabilities	163,006,640	165,275,517
Shareholders' Equity
Ordinary share: par value $0.0001; 100,000,000 shares authorized; 41,910,701 and 41,616,320 shares issued at December 31, 2019 and 2018, respectively; 38,459,769 and 39,361,616 shares outstanding at December 31, 2019 and 2018, respectively	4,191	4,162
Additional paid-in capital	1,158,274,206	1,189,698,494
Treasury share: 3,450,932 and 2,254,704 shares at December 31, 2019 and 2018, respectively, at cost	(167,432,883)	(56,425,094)
Retained earnings	773,290,486	634,482,738
Accumulated other comprehensive losses	(68,421,408)	(45,710,701)
Total equity attributable to China Biologic Products Holdings, Inc.	1,695,714,592	1,722,049,599
Noncontrolling interest	79,137,265	122,653,565
Total Shareholders' Equity	1,774,851,857	1,844,703,164
Commitments and contingencies
Total Liabilities and Shareholders' Equity	$ 1,937,858,497	$ 2,009,978,681